Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Guarantees
Maturity less than 1 year	47,878	55,441
Maturity greater than 1 year	30,380	33,584
Total gross amount	78,258	89,025
Total net amount	76,943	87,344
Carrying value	1,794	3,777
Collateral received	22,581	23,109
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,187	3,273
Maturity greater than 1 year	13,875	4,075
Total gross amount	17,062	7,348
Total net amount	16,638	6,613
Carrying value	134	50
Collateral received	2,243	2,455
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,097	5,598
Maturity greater than 1 year	4,650	4,706
Total gross amount	9,747	10,304
Total net amount	8,881	9,394
Carrying value	69	73
Collateral received	3,344	3,381
Securities lending indemnifications
Guarantees
Maturity less than 1 year	14,027	15,005
Maturity greater than 1 year	0	0
Total gross amount	14,027	15,005
Total net amount	14,027	15,005
Carrying value	0	0
Collateral received	14,027	15,005
Derivatives
Guarantees
Maturity less than 1 year	21,171	27,593
Maturity greater than 1 year	10,707	23,800
Total gross amount	31,878	51,393
Total net amount	31,878	51,393
Carrying value	1,588	3,650
Other guarantees
Guarantees
Maturity less than 1 year	4,396	3,972
Maturity greater than 1 year	1,148	1,003
Total gross amount	5,544	4,975
Total net amount	5,519	4,939
Carrying value	3	4
Collateral received	2,967	2,268